Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Related Party Text Block Abstract
Schedule of compensation of executives and board level directors
For the years ended December 31,	2022	2021	2020
Short-term benefits (including salaries)	$16,586	$15,465	$13,058
Special payments(1)	—	597	710
Post-employment benefits	2,114	2,514	2,180
Share-based payments	65,314	73,090	12,373
	$84,014	$91,666	$28,321

(1)      Balance relates to the special cash distribution effective January 25, 2017.

Schedule of related parties transaction
For the years ended December 31,	2021	2020
Revenue	$105	$133
For the years ended December 31,	2021	2020
Operating expenses	$5,230	$6,712